Financial risk management - Expected Credit Loss On Trade Receivables And Contract Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IVD product customers
Disclosure of financial assets [line items]
Trade receivables and contract assets, gross	¥ 202,520	¥ 80,678
Loss allowance	31,388	8,002
Hospital customers
Disclosure of financial assets [line items]
Trade receivables and contract assets, gross	60,835	36,695
Loss allowance	16,843	1,915
Other customers
Disclosure of financial assets [line items]
Trade receivables and contract assets, gross	79,943	64,727
Loss allowance	¥ 5,179	¥ 6,479
Between 1 and 2 years | IVD product customers
Disclosure of financial assets [line items]
Expected loss rate	34.00%	45.00%
Trade receivables and contract assets, gross	¥ 34,985	¥ 3,457
Loss allowance	¥ 11,896	¥ 1,571
Between 1 and 2 years | Hospital customers
Disclosure of financial assets [line items]
Expected loss rate	29.00%	7.00%
Trade receivables and contract assets, gross	¥ 17,046	¥ 13,660
Loss allowance	¥ 4,995	¥ 910
Between 1 and 2 years | Other customers
Disclosure of financial assets [line items]
Expected loss rate	26.00%	43.00%
Trade receivables and contract assets, gross	¥ 4,344	¥ 4,187
Loss allowance	¥ 1,144	¥ 1,819
Between 2 to 3 years | IVD product customers
Disclosure of financial assets [line items]
Expected loss rate	81.00%	84.00%
Trade receivables and contract assets, gross	¥ 2,310
Loss allowance	¥ 1,880
Between 2 to 3 years | Hospital customers
Disclosure of financial assets [line items]
Expected loss rate	55.00%	22.00%
Trade receivables and contract assets, gross	¥ 13,521	¥ 625
Loss allowance	¥ 7,376	¥ 135
Between 2 to 3 years | Other customers
Disclosure of financial assets [line items]
Expected loss rate	54.00%	94.00%
Trade receivables and contract assets, gross	¥ 1,587	¥ 937
Loss allowance	¥ 863	¥ 882
After 3 years | IVD product customers
Disclosure of financial assets [line items]
Expected loss rate	100.00%	100.00%
After 3 years | Hospital customers
Disclosure of financial assets [line items]
Expected loss rate	100.00%	100.00%
Trade receivables and contract assets, gross	¥ 612	¥ 53
Loss allowance	¥ 612	¥ 53
After 3 years | Other customers
Disclosure of financial assets [line items]
Expected loss rate	100.00%	100.00%
Trade receivables and contract assets, gross	¥ 548	¥ 30
Loss allowance	¥ 548	¥ 30
Within 6 months | IVD product customers
Disclosure of financial assets [line items]
Expected loss rate	9.00%	5.00%
Trade receivables and contract assets, gross	¥ 135,288	¥ 48,657
Loss allowance	¥ 11,984	¥ 2,641
Within 6 months | Hospital customers
Disclosure of financial assets [line items]
Expected loss rate	13.00%	4.00%
Trade receivables and contract assets, gross	¥ 19,872	¥ 13,028
Loss allowance	¥ 2,504	¥ 461
Within 6 months | Other customers
Disclosure of financial assets [line items]
Expected loss rate	3.00%	6.00%
Trade receivables and contract assets, gross	¥ 67,076	¥ 56,419
Loss allowance	¥ 1,859	¥ 3,202
Between 6 months to 1 year | IVD product customers
Disclosure of financial assets [line items]
Expected loss rate	19.00%	13.00%
Trade receivables and contract assets, gross	¥ 29,937	¥ 28,564
Loss allowance	¥ 5,628	¥ 3,790
Between 6 months to 1 year | Hospital customers
Disclosure of financial assets [line items]
Expected loss rate	14.00%	4.00%
Trade receivables and contract assets, gross	¥ 9,784	¥ 9,329
Loss allowance	¥ 1,356	¥ 356
Between 6 months to 1 year | Other customers
Disclosure of financial assets [line items]
Expected loss rate	12.00%	17.00%
Trade receivables and contract assets, gross	¥ 6,388	¥ 3,154
Loss allowance	¥ 765	¥ 546